Leases - Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	$ 708,823	$ 2,174,095	$ 1,620,600
2022	2,800,484	1,936,533	1,645,922
2023	1,943,823	1,191,604	1,536,612
2024	1,731,167	913,732	1,135,577
2025	1,447,418	696,194	883,851
2026	920,928	148,330	665,416
2027			137,919
Thereafter	1,927,098
Total Payments for Operating Leases	11,479,741	7,060,488	7,625,897
Less: Interest	2,912,300	1,251,965	1,599,266
Present Value of Operating Lease Liabilities	$ 8,567,441	$ 5,808,523	$ 6,026,630